Employee benefits plans - Roll-forward of actuarial liability (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Disclosure of defined benefit plans [line items]
Opening Balance	R$ 741,143	R$ 721,560
Interest on actuarial liabilities	58,958	77,348
Current service cost	3,141	1,939
Actuarial gain – experience (1)		(13,340)
Actuarial loss – financial assumptions (1)		6,026
Benefits paid directly by entity	(41,076)	(52,390)
Acquisition of subsidiaries	124,391
Exchange rate variation, net	(1,120)
Closing Balance	R$ 885,437